Investment Portfolioas of September 30, 2025 (Unaudited)
DWS RREEF Global Infrastructure Fund
	Shares	Value ($)

Common Stocks 98.5%
Australia 0.9%
Transurban Group (Units) (Cost $7,490,513)	898,111	8,206,263
Belgium 0.5%
Elia Group SA (Cost $3,225,032)	40,129	4,635,434
Brazil 1.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR) (Cost $7,871,461)	512,926	12,766,728
Canada 14.8%
Enbridge, Inc.	1,374,645	69,349,591
GFL Environmental, Inc.	130,858	6,200,052
Keyera Corp.	531,413	17,785,702
Pembina Pipeline Corp.	357,086	14,437,903
TC Energy Corp.	482,624	26,241,401
(Cost $98,561,960)		134,014,649
China 1.2%
China Tower Corp. Ltd. "H", 144A	4,544,000	6,701,055
ENN Energy Holdings Ltd.	526,600	4,345,422
(Cost $9,956,556)		11,046,477
Denmark 0.1%
Orsted AS 144A* (a) (Cost $966,179)	59,470	1,043,181
France 5.3%
Aeroports de Paris SA	35,310	4,675,399
Eiffage SA	14,223	1,824,065
Vinci SA	300,734	41,827,001
(Cost $30,049,982)		48,326,465
Germany 1.3%
Fraport AG Frankfurt Airport Services Worldwide* (Cost $7,801,253)	131,430	11,366,725
Hong Kong 1.6%
China Merchants Port Holdings Co., Ltd.	922,000	1,726,654
Hong Kong & China Gas Co., Ltd.	9,809,800	8,515,725
Kunlun Energy Co., Ltd.	4,260,000	3,807,411
(Cost $14,197,290)		14,049,790
Italy 1.2%
Terna - Rete Elettrica Nazionale (Cost $8,410,513)	1,065,126	10,812,724
Japan 1.4%
Tokyo Gas Co., Ltd. (Cost $7,664,400)	353,800	12,604,006

Mexico 2.0%
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	65,129	15,447,947
Grupo Aeroportuario del Sureste SAB de CV (ADR)	9,400	3,039,302
(Cost $12,822,053)		18,487,249
Spain 7.2%
Aena SME SA 144A	572,686	15,680,090
Cellnex Telecom SA 144A*	928,553	32,215,224
Redeia Corp. SA	595,383	11,500,592
Sacyr SA	1,352,531	5,675,834
(Cost $52,834,527)		65,071,740
United Kingdom 8.3%
National Grid PLC	3,266,201	46,826,081
Pennon Group PLC	1,117,395	7,042,154
Severn Trent PLC	373,504	12,996,046
United Utilities Group PLC	505,793	7,810,447
(Cost $58,401,832)		74,674,728
United States 51.3%
American Tower Corp. (REIT)	314,023	60,392,903
Atmos Energy Corp.	125,193	21,376,705
CenterPoint Energy, Inc.	640,597	24,855,164
Cheniere Energy, Inc.	11,365	2,670,548
Crown Castle, Inc. (REIT)	166,000	16,017,340
CSX Corp.	379,620	13,480,306
DT Midstream, Inc.	167,273	18,911,885
Eversource Energy	136,720	9,726,261
Exelon Corp.	905,020	40,734,950
Kinder Morgan, Inc.	814,722	23,064,780
NiSource, Inc.	579,446	25,090,012
ONEOK, Inc.	162,362	11,847,555
PG&E Corp.	2,081,147	31,383,697
Pinnacle West Capital Corp.	107,189	9,610,566
SBA Communications Corp. (REIT)	86,281	16,682,431
Sempra	504,634	45,406,967
Spire, Inc.	149,926	12,221,968
Targa Resources Corp.	38,109	6,384,782
Venture Global, Inc. "A" (a)	99,803	1,416,205
Williams Companies, Inc.	912,970	57,836,649
Xcel Energy, Inc.	183,230	14,777,499
(Cost $304,229,006)		463,889,173
Total Common Stocks (Cost $624,482,557)		890,995,332

Master Limited Partnerships 0.2%
United States
Enterprise Products Partners LP (Cost $1,821,444)	69,655	2,178,112

Rights 0.3%
Denmark
Orsted AS* (a) (Cost $3,550,937)	2,881,050	2,868,339

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (b) (c) (Cost $6,042,317)	6,042,317	6,042,317

Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 4.18% (b) (Cost $159,971)	159,971	159,971

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $636,057,226)	99.7	902,244,071
Other Assets and Liabilities, Net	0.3	2,340,189
Net Assets	100.0	904,584,260
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (b) (c)
—	6,042,317 (d)	—	—	—	390,870	—	6,042,317	6,042,317
Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 4.18% (b)
837,669	139,345,409	140,023,107	—	—	51,839	—	159,971	159,971
837,669	145,387,726	140,023,107	—	—	442,709	—	6,202,288	6,202,288

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $5,324,661, which is 0.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2025 the DWS RREEF Global Infrastructure Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Utilities	382,758,078	43%
Energy	252,125,112	28%
Industrials	129,149,639	14%
Real Estate	93,092,675	10%
Communication Services	38,916,279	4%
Total	896,041,783	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$8,206,263	$—	$8,206,263
Belgium	—	4,635,434	—	4,635,434
Brazil	12,766,728	—	—	12,766,728
Canada	134,014,649	—	—	134,014,649
China	—	11,046,477	—	11,046,477
Denmark	—	1,043,181	—	1,043,181
France	—	48,326,465	—	48,326,465
Germany	—	11,366,725	—	11,366,725
Hong Kong	—	14,049,790	—	14,049,790
Italy	—	10,812,724	—	10,812,724
Japan	—	12,604,006	—	12,604,006
Mexico	18,487,249	—	—	18,487,249
Spain	—	65,071,740	—	65,071,740
United Kingdom	—	74,674,728	—	74,674,728
United States	463,889,173	—	—	463,889,173
Master Limited Partnerships	2,178,112	—	—	2,178,112
Rights	—	2,868,339	—	2,868,339
Short-Term Investments (a)	6,202,288	—	—	6,202,288
Total	$637,538,199	$264,705,872	$—	$902,244,071

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DRGIF-PH3